Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Other non-current assets	$ 1,073	$ 1,482
Tangible fixed assets	1,116,578	1,276,472
Right-of-use assets	54,960	129,890
Total non-current assets	1,172,611	1,407,844
Current assets
Trade and other receivables	16,959	13,383
Due from related parties	417	10,408
Inventories	4,644	2,725
Prepayments and other current assets	2,448	3,986
Cash and cash equivalents	5,221	7,771
Total current assets	29,689	38,273
Total assets	1,202,300	1,446,117
Partners' equity
Common unitholders and general partner (16,036,602 common and 1,080,263 general partner units issued and outstanding as of December 31, 2024 and December 31, 2025)	814,972	1,016,574
Preference unitholders (5,084,984 Series A Preference Units, 3,496,382 Series B Preference Units and 3,061,045 Series C Preference Units issued and outstanding as of December 31, 2024 and December 31, 2025)	279,859	280,129
Total partners' equity	1,094,831	1,296,703
Current liabilities
Trade accounts payable	2,815	7,733
Other payables and accruals	39,532	33,784
Lease liabilities-current portion	38,679	42,741
Total current liabilities	81,026	84,258
Non-current liabilities
Lease liabilities-non-current portion	26,233	64,852
Other non-current liabilities	210	304
Total non-current liabilities	26,443	65,156
Total partners' equity and liabilities	$ 1,202,300	$ 1,446,117